Significant Accounting Policies (Details 2)	12 Months Ended
Sep. 30, 2014
Minimum
Length of fiscal year	364 days
Property and Equipment
Estimated useful lives for equipment furniture and fixtures	3 years
Maximum
Length of fiscal year	371 days
Property and Equipment
Estimated useful lives for equipment furniture and fixtures	10 years